ACCOUNTS PAYABLE AND OTHER LIABILITIES - Narrative (Details) - Parent - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Loans and notes payables	$ 1,320,000,000	$ 733,000,000
Promissory note from a fund managed by Brookfield Asset Management	$ 338,000,000	$ 0